LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation (in shares)	352,165,418	318,083,913	281,703,291